Premises And Equipment - Components of Premises and Equipments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 18,732	$ 17,934
Accumulated depreciation	10,042	9,459
Premises and equipment, net	8,690	8,475
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,489	1,489
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	9,656	9,422
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,327	6,763
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 260	$ 260